Description of Business - Additional Information (Detail) $ in Millions	Sep. 08, 2015 USD ($)
NeoForce, Inc [Member] | NeoForce Group, Inc. [Member]
Description Of Business [Line Items]
Business acquisition upfront cash payment	$ 1.0